UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of Registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.
THE ADVISORS’ INNER CIRCLE FUND
SEMI-ANNUAL REPORT TO SHAREHOLDERS
April 30, 2011
This information must be preceded or
accompanied by a current prospectus.
Investors should read the prospectus carefully
before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
(Unaudited)
The total net of fee return of the LSV Value Equity Fund ( the “Fund”), the benchmark Russell 1000 Value Index and the S&P 500 Index for trailing periods ended April 30, 2011, were as follows:

	6 Months	1 Year*	3 Years*	5 Years*	10 Years*
LSV Value Equity Fund	18.89%	16.28%	-0.03%	0.58%	5.93%
Russell 1000 Value Index	17.29	15.24	-0.11	1.40	4.31
S&P 500 Index	16.36	17.22	1.73	2.95	2.82

*	As of April 30, 2011 periods longer than one year are annualized; net of fees. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-888-FUND-LSV.
As of April 30, 2011 the Russell 1000 Value Index total return has lagged the Russell 1000 Growth Index by 5.6% for the trailing year, 4.7% annualized for 3-years and 3.7% annualized for the trailing 5-years. Not surprisingly, this has been a challenging environment for our deep value approach. However, recently we have begun to see a reversal as value stocks have performed better which has benefitted the portfolio year-to-date. The Fund is up 11.8% net of fees vs. 9.3% for the benchmark Russell 1000 Value Index so far in 2011.
Despite the more favorable recent environment for value stocks, attribution suggests that the portfolio’s stronger emphasis on valuation than the Russell 1000 Value Index detracted slightly from returns in the trailing six months. The relative outperformance was driven by strong stock selection in the Consumer Staples, Technology and Materials sectors as well as an overweight to Energy, the best performing sector in the trailing six month period and underweight exposure to the Consumer Staples sector, which was one of only two sectors not to generate double digit returns. The objective of the model is to pick undervalued and out of favor stocks with high near-term appreciation potential and as a result, the portfolio always maintains a smaller size bias relative to the benchmark Russell 1000 Value Index. Currently the average weighted market cap of the portfolio is $61.9 billion vs. $77.4 billion for the Russell 1000 Value Index. This proved to be beneficial in the trailing six months as mid-cap value stocks performed well.
Sector weightings are a result of our bottom-up stock selection process subject to minimum and maximum exposures to sectors and industries. The Fund’s most significant sector exposures on a relative basis are to the Technology and Health Care sectors. The Fund is underweight to Consumer Staples, Telecom and Utilities stocks. From an industry perspective, the biggest overweights are to Insurance, Computer Peripherals and Biotechnology and the biggest underweights are REITs and Media.
Even with the strong market returns since March 2009, the portfolio remains attractive from a valuation perspective as corporate earnings have also risen sharply since the recovery began. Currently the portfolio is trading at 11.1x forward earnings, compared to 13.6x for the Russell 1000 Value Index benchmark, 1.5x book compared to 1.7x and 7.0x cash flow compared to 8.7x. While we never know exactly what the catalyst/s will be for a more favorable environment for value stocks, we are beginning to see positive signs that the market is recognizing that it has underestimated the prospects of the stocks we own in the Fund. Companies are starting to increase dividends, to look for acquisitions and to buy back stock. Corporate balance sheets have built up substantial cash since the market and economic recovery began in 2009 and merger and acquisition activity is also picking up among financial buyers creating another potential source of demand for healthy businesses that are out of favor.
Our assets under management, ownership structure and team remain stable. As always, we are committed to a consistent application of our investment process and research agenda as part of an ongoing effort to enhance our quantitative models and add value for our clients.
The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.
The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. It is not possible to invest directly in an index.

April 30, 2011	(Unaudited)

Schedule of Investments		Value
LSV Value Equity Fund	Shares	(000)

Common Stock (100.1%)
Aerospace & Defense (3.4%)
Huntington Ingalls Industries*	76,000	$3,040
ITT	208,200	12,032
L-3 Communications Holdings, Cl 3	212,300	17,025
Northrop Grumman	456,000	29,006
Raytheon	180,600	8,768

		69,871

Agricultural Operations (1.3%)
Archer-Daniels-Midland	694,100	25,695

Agricultural Products (0.6%)
Corn Products International	204,756	11,282

Aircraft (0.5%)
Lockheed Martin	131,900	10,453

Apparel Retail (1.0%)
Gap	845,200	19,643

Apparel/Textiles (0.3%)
Jones Group	534,900	7,291

Asset Management & Custody Banks (1.2%)
Ameriprise Financial	381,500	23,676

Automotive (1.7%)
Autoliv	162,167	12,995
Ford Motor*	662,400	10,247
TRW Automotive Holdings*	184,900	10,550

		33,792

Banks (8.3%)
Bank of America	2,910,100	35,736
Huntington Bancshares	432,600	2,937
JPMorgan Chase	1,406,600	64,183
Keycorp	527,600	4,574
PNC Financial Services Group	268,600	16,745
Regions Financial	939,237	6,894
SunTrust Banks	145,850	4,112
Wells Fargo	999,900	29,107
Zions Bancorporation	192,400	4,704

		168,992

Biotechnology (4.2%)
Amgen*	501,800	28,527
Biogen Idec*	203,600	19,820
Cephalon*	223,500	17,165
Gilead Sciences*	519,400	20,174

		85,686

Broadcasting, Newspapers & Advertising (0.2%)
Sinclair Broadcast Group, Cl A	366,678	4,213

Cable & Satellite (0.5%)
Time Warner Cable, Cl A	140,833	11,003

Chemicals (2.4%)
Ashland	242,800	15,073
Eastman Chemical	310,900	33,344

		48,417

Commercial Printing (1.0%)
Deluxe	249,034	6,744
RR Donnelley & Sons	745,700	14,064

		20,808

Computer & Electronics Retail (0.3%)
RadioShack	446,100	7,053

Computers & Services (4.0%)
Computer Sciences	394,500	20,112
Hewlett-Packard	192,700	7,779
NCR*	614,700	12,177
Seagate Technology	1,139,300	20,075
United Online	344,600	2,274
Western Digital*	479,800	19,096

		81,513

Construction & Engineering (1.0%)
EMCOR Group*	383,200	11,867
Tutor Perini	289,600	7,721

		19,588

Diversified Manufacturing (0.1%)
Tredegar	67,189	1,470

Drug Retail (1.1%)
CVS Caremark	638,400	23,136

Electrical Services (3.4%)
Alliant Energy	233,300	9,225
American Electric Power	422,700	15,420
CMS Energy	538,800	10,668
Pinnacle West Capital	309,700	13,438
Public Service Enterprise Group	317,500	10,214
Xcel Energy	438,900	10,678

		69,643

Financial Services (4.9%)
Advance America Cash Advance Centers	622,300	3,659
Capital One Financial	306,400	16,769
The accompanying notes are an integral part of the financial statements.

Schedule of Investments
April 30, 2011	(Unaudited)

		Value
LSV Value Equity Fund	Shares	(000)

Financial Services (continued)
Citigroup*	8,846,600	$40,606
Goldman Sachs Group	139,600	21,081
Morgan Stanley	685,600	17,929

		100,044

Food, Beverage & Tobacco (1.8%)
ConAgra Foods	551,700	13,489
Supervalu	694,800	7,824
Tyson Foods, Cl A	777,200	15,466

		36,779

Gas/Natural Gas (0.4%)
Atmos Energy	261,147	9,111

General Merchandise Stores (1.0%)
Big Lots*	242,400	9,965
Target	225,500	11,072

		21,037

Health Care Equipment (1.0%)
Baxter International	164,900	9,383
Medtronic	243,066	10,148

		19,531

Household Products, Furniture & Fixtures (1.2%)
Whirlpool	284,500	24,518

Independent Power Producers & Energy Traders (0.8%)
Constellation Energy Group	307,100	11,185
GenOn Energy*	1,085,238	4,265

		15,450

Insurance (11.7%)
Aetna	306,600	12,687
Allstate	750,200	25,387
American Financial Group	592,100	21,179
Assurant	226,700	9,000
Chubb	533,200	34,759
CIGNA	391,900	18,353
Coventry Health Care*	577,550	18,638
Genworth Financial, Cl A*	567,200	6,914
Hartford Financial Services Group	495,500	14,355
Lincoln National	195,031	6,091
Loews	214,800	9,507
Magellan Health Services*	158,506	8,245
MetLife	201,400	9,424
Prudential Financial	237,500	15,062
Stancorp Financial Group	156,600	6,750
Travelers	359,204	22,730

		239,081

IT Consulting & Other Services (0.5%)
SAIC*	616,600	10,729

Leasing & Renting (0.4%)
Ryder System	165,100	8,833

Machinery (0.5%)
Crane	191,000	9,533

Office Electronics (0.6%)
Xerox	1,137,200	11,474

Office Equipment (0.6%)
Avery Dennison	274,900	11,474

Oil & Gas Storage &Transportation(0.1%)
Southern Union	38,578	1,153

Petroleum & Fuel Products (15.1%)
Atwood Oceanics*	194,400	8,734
Chesapeake Energy	479,400	16,141
Chevron	848,800	92,893
ConocoPhillips	662,200	52,268
Exxon Mobil	476,500	41,932
Marathon Oil	723,000	39,071
Noble	239,300	10,292
Stone Energy*	371,200	13,126
Tesoro*	223,000	6,048
Transocean*	97,200	7,071
Valero Energy	714,000	20,206

		307,782

Pharmaceuticals (9.5%)
Abbott Laboratories	300,500	15,638
Bristol-Myers Squibb	300,400	8,441
Eli Lilly	644,100	23,838
Endo Pharmaceuticals Holdings*	246,800	9,665
Forest Laboratories*	399,700	13,254
Merck	1,116,100	40,124
Mylan Laboratories*	381,100	9,497
Pfizer	3,513,738	73,648
		194,105
Printing & Publishing (2.0%)
American Greetings, Cl A	310,900	7,648
Gannett	900,200	13,557
Lexmark International, Cl A*	299,400	9,656
Newell Rubbermaid	458,900	8,747

		39,608

Reinsurance (1.3%)
Everest Re Group	161,700	14,734
Validus Holdings	367,800	11,968

		26,702

Retail (1.5%)
Kroger	531,400	12,918
PetSmart	31,900	1,345
Safeway	670,100	16,290

		30,553

Semi-Conductors/Instruments (3.3%)
Intel	600,700	13,930
Micron Technology*	1,204,800	13,602
Sanmina-SCI*	122,223	1,433
Texas Instruments	588,500	20,910
Vishay Intertechnology*	874,800	16,691

		66,566

Steel & Steel Works (0.4%)
Reliance Steel & Aluminum	143,400	8,118

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
April 30, 2011	(Unaudited)

	Shares/Face
	Amount	Value
LSV Value Equity Fund	(000)	(000)

Technology Distributors (0.4%)
Insight Enterprises*	452,500	$7,765

Telephones & Telecommunications (4.6%)
Arris Group*	549,400	6,593
AT&T	1,858,600	57,840
Corning	597,000	12,501
Harris	355,100	18,866

		95,800

Total Common Stock
(Cost $1,979,075)		2,038,971

Warrants (0.0%)
Dime Bancorp (A)	10,800	8

Total Warrants
(Cost $0)		8

Repurchase Agreement (0.6%)
Morgan Stanley 0.020%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $12,393,996 (collateralized by a U.S. Treasury Inflationary Index Note, par value $12,563,701, 2.500%, 07/15/16; with total market value $12,641,892)	$12,394	12,394

Total Repurchase Agreement
(Cost $12,394)		12,394

Total Investments — 100.7%
(Cost $1,991,469)		$2,051,373

Percentages are based on Net Assets of $2,037,665 (000).

*	Non-income producing security.

(A)	This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

Cl	Class
For the six-month period ended April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended April 30, 2011, there were no Level 3 securities.
For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Investments in
Securities	Level 1	Level 2	Level 3	Total

Common Stock	$2,038,971	$—	$—	$2,038,971
Warrants	8	—	—	8
Repurchase Agreement	—	12,394	—	12,394

Total Investments in Securities	$2,038,979	$12,394	$—	$2,051,373

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000)
April 30, 2011	(Unaudited)

	LSV Value
	Equity Fund

Assets:
Investments at Value (Cost $1,991,469)	$2,051,373
Cash	309
Receivable for Investment Securities Sold	7,182
Dividend and Interest Receivable	2,116
Receivable for Capital Shares Sold	1,706
Prepaid Expenses	27

Total Assets	2,062,713

Liabilities:
Payable for Investment Securities Purchased	17,964
Payable for Capital Shares Redeemed	5,942
Payable due to Investment Adviser	906
Payable due to Administrator	95
Payable due to Trustees	5
Payable due to Chief Compliance Officer	4
Other Accrued Expenses	132

Total Liabilities	25,048

Net Assets	$2,037,665

Net Assets Consist of:
Paid-in Capital	$2,196,366
Undistributed Net Investment Income	8,213
Accumulated Realized Loss on Investments	(226,818)
Net Unrealized Appreciation on Investments	59,904

Net Assets	$2,037,665

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	134,398,217	(1)

Net Asset Value, Offering and Redemption Price Per Share	$15.16

(1)	Shares have not been rounded.
The accompanying notes are an integral part of the financial statements.

Statement of Operations (000)
For the six months ended April 30, 2011	(Unaudited)

LSV Value
Equity Fund

Investment Income:
Dividend Income	$20,028
Interest Income	1

Total Investment Income	20,029

Expenses:
Investment Advisory Fees	5,266
Administration Fees	558
Trustees’ Fees	11
Chief Compliance Officer Fees	7
Professional Fees	54
Printing Fees	52
Transfer Agent Fees	52
Custodian Fees	42
Registration and Filing Fees	12
Insurance and Other Fees	28

Total Expenses	6,082
Less: Fees Paid Indirectly — (see Note 4)	—

Net Expenses	6,082

Net Investment Income	13,947

Net Realized Gain on Investments	53,376
Net Change in Unrealized Appreciation (Depreciation) on Investments	265,588

Net Realized and Unrealized Gain on Investments	318,964

Net Increase in Net Assets Resulting from Operations	$332,911

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000)
For the six months ended April 30, 2011 (Unaudited)
and for the year ended October 31, 2010

	LSV Value Equity Fund
	11/01/10	11/01/09
	to 4/30/11	to 10/31/10

Operations:
Net Investment Income	$13,947	$34,643
Net Realized Gain (Loss) on Investments	53,376	(4,429)
Net Change in Unrealized Appreciation (Depreciation) on Investments	265,588	189,435

Net Increase in Net Assets Resulting from Operations	332,911	219,649

Dividends and Distributions:
Net Investment Income	(28,873)	(38,689)

Total Dividends and Distributions	(28,873)	(38,689)

Capital Share Transactions:
Issued	140,323	297,237
In Lieu of Dividends and Distributions	26,333	36,246
Redeemed	(240,344)	(299,833)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(73,688)	33,650

Total Increase in Net Assets	230,350	214,610

Net Assets:
Beginning of Year/Period	1,807,315	1,592,705

End of Year/Period (including undistributed net investment income of $8,213 and $23,139, respectively)	$2,037,665	$1,807,315

Shares Transactions:
Issued	9,976	24,106
In Lieu of Dividends and Distributions	1,941	2,952
Redeemed	(17,084)	(24,087)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(5,167)	2,971

The accompanying notes are an integral part of the financial statements.

Financial Highlights
For a share outstanding throughout each period
For the six months ended April 30, 2011 (unaudited) and the years and period ended October 31,

												Ratio
	Net		Realizeded and		Dividends			Net		Net		of Net
	Asset		Unrealized		from	Distributions	Total	Asset		Assets	Ratio	Investment
	Value	Net	Gains	Total	Net	from	Dividends	Value		End	of Expenses	Income	Portfolio
	Beginning	Investment	(Losses) on	from	Investment	Realized	and	End	Total	of Period	to Average	to Average	Turnover
	of Period	Income(1)	Investments	Operations	Income	Gain	Distributions	of Period	Return†	(000)	Net Assets	Net Assets	Rate
LSV Value Equity Fund
2011*	$12.95	$0.10	$2.32	$2.42	$(0.21)	$—	$(0.21)	$15.16	18.89%	$2,037,665	0.64%	1.46%	9%
2010	11.66	0.25	1.32	1.57	(0.28)	—	(0.28)	12.95	13.62	1,807,315	0.63	1.98	24
2009	10.87	0.26	0.91	1.17	(0.38)	—	(0.38)	11.66	11.38	1,592,705	0.65	2.56	27
2008	19.91	0.37	(7.98)	(7.61)	(0.35)	(1.08)	(1.43)	10.87	(40.90)	1,611,099	0.64	2.38	25
2007	18.88	0.33	1.31	1.64	(0.28)	(0.33)	(0.61)	19.91	8.83	3,123,533	0.62	1.75	20
2006	15.92	0.31	3.10	3.41	(0.16)	(0.29)	(0.45)	18.88	21.86	2,817,717	0.64	1.77	12

*	For the six-month period ended April 30, 2011. All ratios for the period have been annualized.

†	Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
April 30, 2011
(Unaudited)
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein are those of the LSV Value Equity Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Fund.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), inclouding securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.
Securities for which market prices are not “readily available ” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2011, there were no fair valued securities.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include

Notes to Financial Statements
April 30, 2011
(Unaudited)
Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the six-month period ended April 30, 2011, there have been no significant changes to the Fund’s fair valuation methodologies.
Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years 2007, 2008 and 2009, on-going analysis of and changes to tax laws, regulations and interpretations thereof.
Security Transactions and Investment Income — Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.
Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral” ), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.
Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.
3. Transactions with Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.
4. Administration, Distribution, Transfer Agency and Custodian Agreements:
The LSV Funds (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds’ first $1 billion of average daily net assets; 0.06% of the Funds’ average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds’ average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds’ average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional share class.
The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six month period ended April 30, 2011, the Fund earned $83 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.
U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining

Notes to Financial Statements

April 30, 2011	(Unaudited)
the investment policies of the Fund or which securities are to be purchased and sold by the Fund.
5. Investment Advisory Agreement:
The Trust and LSV Asset Management (the “Adviser”) are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.55% of the Fund’s average daily net assets.
6. Investment Transactions:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended April 30, 2011, were as follows (000):

Purchases
Other	$170,791
Sales
Other	$251,705
7. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature; they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.
There were no permanent differences for the year ended October 31, 2010.
The tax character of dividends and distributions paid during the years ended October 31, 2010 and 2009 was as follows (000):

	Ordinary	Long-Term
	Income	Capital Gain	Total
2010	$38,689	$—	$38,689
2009	55,237	—	55,237
As of October 31, 2010, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$23,139
Capital Loss Carryforward	(241,095)
Unrealized Depreciation	(244,783)

Total Accumulated Losses	$(462,739)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward a maximum of eight years and applied against future capital gains as follows (000):

			Total Capital
			Loss
Expires	Expires	Expires	Carryforwards
10/31/16	10/31/17	10/31/18	2010
$60,498	$176,168	$4,429	$241,095
Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2011, were as follows (000):

	Aggregated	Aggregated
	Gross	Gross	Net
Federal	Unrealized	Unrealized	Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$2,008,086	$403,198	$(359,911)	$43,287
8. Other:
At April 30, 2011, 16% of total shares outstanding were held by one record shareholder. This shareholder is comprised of an omnibus account that was held on behalf of various individual shareholders.
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
9. Subsequent Events:
The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table below illustrates your Fund’s costs in two ways:
• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/10	04/30/11	Ratios	Period*

LSV Value Equity Fund

Actual Fund Return
Institutional Shares	$1,000.00	$1,188.90	0.64%	$3.47

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,021.62	0.64%	$3.21

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Considerations in Re-Approving the Advisory Agreement
(Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must consider and approve an Advisory Agreement for an initial two year term and must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.
Prior to this year’s meeting held on February 15-16, 2011, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Funds’ investors, as discussed in further detail below.
At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representative from the Adviser provided an overview of the Adviser, including its history, assets under management, ownership structure, investment personnel, sell discipline and risk management. The Adviser’s representative also reviewed each Fund’s portfolio characteristics, including sector weightings and top ten holdings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.
Nature, Extent, and Quality of Services Provided by the Adviser
In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.
The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Investment Performance of the Funds and the Adviser
The Board was provided with information regarding each Fund’s performance since the Advisory Agreement was last renewed, as well as information regarding each Fund’s performance since its inception. The Board also compared each Fund’s performance to a benchmark index and other similar mutual funds over various periods of time. At the meeting, the representative of the Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. In particular, the representative discussed each Fund’s investments in securities of small capitalization companies and the effect such investments had on each Fund’s performance. The representative noted that “value” securities had outperformed “growth” securities during

Board Considerations in Re-Approving the Advisory Agreement
(Unaudited)
the prior periods, but that the Funds had made a good recovery in recent time. With respect to each LSV Fund, the Board noted that although each Fund underperformed its benchmark over various periods of time, each Fund’s performance was not substantially below that of its respective benchmark and did not necessitate any significant additional review. Based on this information, the Board concluded that it was satisfied with the investment results the Adviser had been able to achieve for each Fund.
Costs of Advisory Services, Profitability and Economies of Scale
In concluding that the advisory fees payable by each Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser, the fee waivers that the Adviser had made over the period, as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by each Fund to those paid by other comparable mutual funds and noted that each Fund’s total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services rendered.
The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangement with the Funds. In addition, the Board considered whether economies of scale were realized during the current contract period for the Funds, but did not conclude that such economies of scale had been achieved.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for the Funds for another year.

Notes

Notes

Trust:
The Advisors’ Inner Circle Fund
Fund:
LSV Value Equity Fund
Adviser:
LSV Asset Management
Distributor:
SEI Investments Distribution Co.
Administrator:
SEI Investments Global Fund Services
Legal Counsel:
Morgan, Lewis & Bockius LLP
Independent Registered Public Accounting Firm:
Ernst & Young LLP
The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission’s website at http://www.sec.gov.

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund
By (Signature and Title)*	/s/ Philip T. Masterson
Philip T. Masterson, President

Date: 07/08/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Philip T. Masterson
Philip T. Masterson, President

Date: 07/08/11

By (Signature and Title)*	/s/ Michael Lawson
Michael Lawson, Treasurer, Controller & CFO

Date: 07/08/11

*	Print the name and title of each signing officer under his or her signature.